Fair Value Measurements - Additional Information (Detail) $ in Thousands		1 Months Ended		12 Months Ended
	Aug. 11, 2014 USD ($)	Aug. 11, 2014 USD ($)	Jan. 31, 2014 shares	Dec. 31, 2015 USD ($) MaintenanceAndSafety	Dec. 31, 2014 USD ($)
Tanker Investments Limited [Member] | Warrant [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected volatility used in computing fair value of stock purchase warrants				54.60%
Tanker Investments Limited [Member] | Warrant [Member] | Maximum [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares available through exercise of stock purchase warrant | shares			1,500,000
Teekay Offshore [Member] | Logitel Offshore Holdings [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Percentage of ownership acquired	100.00%	100.00%
Portion of purchase price paid in cash	$ 4,000	$ 4,000
Potential additional cash amount for purchase price	$ 27,600	$ 27,600
Business Combination, Contingent Consideration Arrangements, Description				If there are no yard cost overruns and no charterer late delivery penalties; the two unchartered UMS under construction are chartered above specified rates and no material defects from construction are identified up until one year after the delivery of each UMS. To the extent such events occur, the potential additional amount of $27.6 million will be reduced in accordance with the terms of the purchase agreement.
Estimated fair value of contingent consideration liability				$ 14,830	$ 21,448
Discount rate				11.50%
Teekay Offshore [Member] | Logitel Offshore Holdings [Member] | Contingent Consideration [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value of contingent consideration liability				$ 14,830
Teekay Offshore [Member] | Logitel Offshore Holdings [Member] | Newbuildings [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of Units for Maintenance and Safety | MaintenanceAndSafety				2